CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS (DEFICIT) EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2011	$ 180,546	$ 97,116,044	$ (306,841)	$ (114,861,029)	$ (17,871,280)
Balance (in shares) at Mar. 31, 2011	180,545,657		100,000
Net Loss				(15,058,274)	(15,058,274)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	8,410	627,769			636,179
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	8,410,384
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	140,493	17,023,687			17,164,181
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)	140,493,195
Non-cash compensation through the issuance of stock options		24,452			24,452
Costs associated with raising capital (net of adjustments)		(342,169)			(342,169)
Common shares issued in payment of Directors' Fees	1,506	144,388			145,894
Common shares issued in payment of Directors' Fees (in shares)	1,505,613
Common shares issued in payment of employee salaries	695	66,641			67,336
Common shares issued in payment of employee salaries (in shares)	694,889
Issuance of Common Shares pursuant to the exercise of warrants (in shares)	0
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		250,000			250,000
Balance at Mar. 31, 2012	331,650	114,910,812	(306,841)	(129,919,303)	(14,983,682)
Balance (in shares) at Mar. 31, 2012	331,649,738		100,000
Net Loss				1,487,928	1,487,928
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	1,861	180,824			182,684
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	1,860,943
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	29,865	3,140,807			3,170,671
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)	29,863,563
Non-cash compensation through the issuance of stock options		45,866			45,866
Costs associated with raising capital (net of adjustments)		240,144			240,144
Common shares issued in payment of Directors' Fees	1,201	94,846			96,047
Common shares issued in payment of Directors' Fees (in shares)	1,200,588
Common shares issued in payment of employee salaries	626	49,446			50,072
Common shares issued in payment of employee salaries (in shares)	625,900
Issuance of Common Shares pursuant to the exercise of warrants	9,293	590,091			599,384
Issuance of Common Shares pursuant to the exercise of warrants (in shares)	9,293,227
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		437,500			437,500
Balance at Mar. 31, 2013	$ 374,495	$ 119,690,336	$ (306,841)	$ (128,431,375)	$ (8,673,385)
Balance (in shares) at Mar. 31, 2013	374,493,959		100,000